Share-based payments -Summary of Stock options outstanding and vested (Detail) - Options [member] shares in Thousands	12 Months Ended
Oct. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	11,438,024
Weighted average contractual life remaining	6 years 6 months 7 days
Weighted average exercise price | $ / shares	$ 57.73
Stock options vested, number outstanding | shares	4,381,128
Stock option vested, weighted average exercise price | $ / shares	$ 53.03
$1.00 – $20.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	73,574
Weighted average contractual life remaining	3 months 21 days
Weighted average exercise price | $ / shares	$ 16.15
Stock options vested, number outstanding | shares	73,574
Stock option vested, weighted average exercise price | $ / shares	$ 16.15
$20.01 – $30.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	25,142
Weighted average contractual life remaining	1 year 3 months 25 days
Weighted average exercise price | $ / shares	$ 25.15
Stock options vested, number outstanding | shares	25,142
Stock option vested, weighted average exercise price | $ / shares	$ 25.15
$30.01 – $40.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	171,486
Weighted average contractual life remaining	2 years 10 months 9 days
Weighted average exercise price | $ / shares	$ 31.14
Stock options vested, number outstanding | shares	171,486
Stock option vested, weighted average exercise price | $ / shares	$ 31.14
$40.01 – $50.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	791,454
Weighted average contractual life remaining	2 years 1 month 24 days
Weighted average exercise price | $ / shares	$ 46.85
Stock options vested, number outstanding | shares	791,454
Stock option vested, weighted average exercise price | $ / shares	$ 46.85
$50.01 – $60.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	6,636,482
Weighted average contractual life remaining	6 years 5 months 19 days
Weighted average exercise price | $ / shares	$ 55.15
Stock options vested, number outstanding | shares	2,140,046
Stock option vested, weighted average exercise price | $ / shares	$ 54.82
$60.01 – $70.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	1,179,426
Weighted average contractual life remaining	5 years 1 month 13 days
Weighted average exercise price | $ / shares	$ 60.01
Stock options vested, number outstanding | shares	1,179,426
Stock option vested, weighted average exercise price | $ / shares	$ 60.01
$70.01 – $80.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	2,560,460
Weighted average contractual life remaining	9 years 1 month 6 days
Weighted average exercise price | $ / shares	$ 70.05